Description of Plan	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Description of Plan [Line Items]
Description of Plan	DESCRIPTION OF PLAN
The following description of the UnitedHealth Group 401(k) Savings Plan (“the Plan”) is provided for informational purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s information.
General
The Plan is a defined contribution plan sponsored by UnitedHealth Group Incorporated (“the Company”) and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
The UnitedHealth Group Employee Benefits Plans Administrative Committee (“Plan Administrator”) is responsible for oversight of the Plan, except with respect to investment matters. The UnitedHealth Group Employee Benefits Plans Investment Committee (“Investment Committee”) determines the appropriateness of the Plan’s investment offerings and monitors investment performance.
A majority of the Plan’s investments are held in the UnitedHealth Group 401(k) Savings Plan Master Trust (“Master Trust”). The Master Trust is administered by Fidelity Management Trust Company (“the Trustee”). The Master Trust includes certain assets of the Plan and assets of other defined contribution plans of the Company’s affiliates (“Participating Plans”) in a single trust. Each Participating Plan has an interest in specific assets of the Master Trust based on participant account balances.
Effective October 13, 2025, the Plan was amended to permit participants to convert eligible pretax account balances to Roth accounts through in-plan Roth rollovers and in-plan Roth transfers, in accordance with the Internal Revenue Code (“the Code”).
Effective January 1, 2026, the Plan was amended to revise the safe harbor matching contribution to 100% of contributions up to 1% of eligible compensation, plus 50% of the next 5% of eligible compensation for a maximum contribution of 3.5% per payroll period.
Eligibility
In general, eligible employees may make salary deferral contributions to the Plan upon employment with a participating employer of the Company and are automatically enrolled in the Plan as soon as administratively feasible after their hire date. Participants become eligible for employer safe harbor matching contributions once they are credited with one year of service. Employees whose employment is governed by the terms of a collective bargaining agreement (unless such collective bargaining agreement provides for the inclusion of those employees in the Plan), persons who the Company classifies as leased employees, and certain other classifications of employees are not eligible to participate in the Plan.
Contributions
Contributions to the Plan include (i) salary deferral contributions authorized by participants, (ii) matching contributions made by the Company, (iii) discretionary contributions made by the Company, and (iv) participant rollover contributions from another plan. Participants may elect to contribute a percentage up to 80% of their eligible compensation to the Plan, up to the maximum dollar amount permissible under the Code. Participants who have attained age 50 before the end of the plan year may make catch-up contributions, with additional catch-up limits available for participants age 60-63. All catch-up contributions are subject to limitations imposed by the Code. Salary deferral contributions include pretax deferrals and Roth deferrals. Eligible employees are automatically enrolled at an employee pretax deferral rate of 3% of their eligible pay, unless they decline to participate within a prescribed time limit or they elect a different deferral rate. The Plan provides for automatic annual deferral rate increases until the participant’s combined pretax and/or Roth deferral rate reaches 6%. Rollover contributions are assets formerly held in a qualified employee benefit plan of a prior employer, which a participant elects to be transferred into the Plan.
The Company makes a safe harbor matching contribution equal to 100% of contributions up to 3% of eligible compensation, plus 50% of the next 3% of eligible compensation for a maximum contribution of 4.5% per payroll period as defined in the Plan document. Additional discretionary contributions may also be made by the Company. No discretionary contributions were made during the 2025 plan year.
Participant Accounts
Each participant’s account is credited with the salary deferral contributions, rollover contributions, if any, an allocation of the Company’s contributions, and plan earnings or losses (net of administrative expenses). Allocations are based on the participant’s eligible compensation or account balances, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investment Classification
All investments are participant directed. The Plan is intended to comply with ERISA section 404(c). Participants have the right to individually select the percentage of their accounts to be invested among different classifications of investments made available to them.
Vesting
Participants are immediately vested in their salary deferral contributions, rollover contributions, and earnings thereon. Employer safe harbor contributions and discretionary contributions, if any, and earnings thereon vest in accordance with the provisions of the Plan as follows:

Years of Service	Vesting
Less than 2 years	0%
2 or more	100%
Notwithstanding the vesting schedule above, employer contributions, if any, will become fully vested (100%) upon the occurrence of any of the following events while the participant is employed by the Company: the participant’s death, disability, attainment of normal retirement age (age 65), a partial or complete termination of or complete discontinuance of contributions to the Plan, or an acceleration date, as defined in the Plan document.
Dividend Payout
The Plan includes a dividend payout feature for the UnitedHealth Group Stock Fund (“the Stock Fund”). This feature allows participants invested in the Stock Fund to elect whether dividends payable on Company stock held in the Stock Fund are distributed to participants in cash or reinvested in the Stock Fund. The total dividends on the Company stock in the Stock Fund were $7,124,456 for the year ended December 31, 2025. The amount participants elected to be distributed in cash was insignificant.
Forfeited Accounts
Unvested employer contribution balances of terminated employees are forfeited. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $228,478 and $419,812, respectively. Forfeitures must be used as defined in the Plan document, including to reduce future employer contributions. During the year ended December 31, 2025, employer contributions were reduced by $5,936,252 from forfeiture accounts.
Payment of Benefits
Benefits may be paid to the participant or beneficiary upon death, disability, retirement, or termination of employment, as defined in the Plan document. The total vested portion of a participant’s account balance may be distributed in the form of a lump-sum or partial payment. However, if a participant’s account balance is valued at or less than $1,000, it is distributed as soon as administratively practicable, without an application for distribution, in cash as a direct distribution to the participant. Participants taking a distribution have the option to rollover into an individual retirement account or into another employer-sponsored plan. Participants experiencing financial hardship may withdraw a portion of their account balance, subject to conditions specified in the Plan document.
Notes Receivable from Participants
Participants may borrow from their account balance a minimum of $1,000 up to a maximum equal to the lesser of $50,000 (subject to reduction for certain loan balances in the prior 12 months) or 50% of their vested account balance. These loans are secured by the balance in the participant’s account. The loan bears interest based on the prime rate, in effect on the first day of the month in which the loan is processed, plus 1% and is payable over a period not to exceed 59 months. A loan that is used by the participant to acquire a principal residence may be repaid over a period not to exceed 118 months, unless the loan was merged into the Plan or originated prior to April 1, 2001. Principal and interest are paid ratably through payroll deductions. Participants may have up to two outstanding loans at a time.